Goodwill and Intangible Assets - Schedule of Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Finite-Lived Intangible Assets [Line Items]
Intangible assets	$ 11,625	$ 14,605
Accumulated amortization	10,900	8,200
Amortization of intangible assets	2,900	3,300	$ 3,900
Amortization expense, 2019	2,200
Amortization expense, 2020	2,000
Amortization expense, 2021	1,800
Amortization expense, 2022	1,600
Amortization expense, 2023	1,500
Amortization expense, thereafter	$ 2,500
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	10 years
Intangible assets	$ 9,724	11,853
Accumulated amortization	$ 8,200	6,000
Customer contracts
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	7 years 7 months 6 days
Intangible assets	$ 1,901	2,642
Accumulated amortization	2,700	2,000
Favorable time-charter out contracts
Finite-Lived Intangible Assets [Line Items]
Intangible assets	0	110
Accumulated amortization	$ 0	$ 200